Basis of preparation (Tables)	6 Months Ended
Jun. 30, 2020
Basis of preparation
Schedule of exchange rates applied

$: Local currency	Closing rate as at period end		Average rate for the period to date
	30 Jun 2020	31 Dec 2019	Half year 2020	Half year 2019
China	7.07	6.97	7.03	6.78
Hong Kong	7.75	7.79	7.76	7.84
Indonesia	14,285.00	13,882.50	14,574.24	14,192.79
Malaysia	4.29	4.09	4.25	4.12
Singapore	1.40	1.34	1.40	1.36
Thailand	30.87	29.75	31.62	31.61
UK	0.81	0.75	0.79	0.77
Vietnam	23,206.00	23,172.50	23,303.21	23,253.04